SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies and Income taxes (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies	¥ 96.4	$ 13.8	¥ 90.5	¥ 71.2
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income, net	Other income, net
Accrued interest and penalties	¥ (5.0)		7.2	¥ 7.6	$ (0.7)
Accrued balance of interest and penalties	¥ 14.4		¥ 19.4		$ 2.1